SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                  _________

                                  FORM 10-D

  Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d)
                                   of the
                         Securities Exchange Act of 1934

                           ________________________

For the distribution period from July 2, 2006 to August 1, 2006

Commission File Number of issuing entity: 333-127352-26


                    Harbor View mortgage Loan Trust 2006-CB1

                    ________________________________________

           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127352


                       Greenwich Capital Acceptance, Inc.

                    ________________________________________

             (Exact name of depositor as specified in its charter)


                   GREENWICH CAPITAL FINANCIAL PRODUCTS, INC.

                    ________________________________________

              (Exact name of sponsor as specified in its charter)


                  New York                                        06-1199884
_____________________________________________               ____________________
(State or other jurisdiction of incorporation               (I.R.S. Employer
   or organization of the issuing entity)                     Identification
                                                                  No.)

 101 Barclay Street, 8W, NY                                        10286
_____________________________________________               ____________________
(Address of principal executive offices of                        (Zip Code)
           the issuing entity)


                                 (818)-304-4428

________________________________________________________________________________
                    (Telephone number, including area code)







Title of Class  Registered/reporting pursuant to (check one)  Name of exchange

    	 Section 12(b)   Section 12(g)   Section 15(d)       (If Section 12(b))

1A1A	[            ]	[            ]	[      X      ]
1A1B	[            ]	[            ]	[      X      ]
1A1C	[            ]	[            ]	[      X      ]
2A1A	[            ]	[            ]	[      X      ]
2A1B	[            ]	[            ]	[      X      ]
2A1C	[            ]	[            ]	[      X      ]
2A2	[            ]	[            ]	[      X      ]
2X 	[            ]	[            ]	[      X      ]
2PO-1	[            ]	[            ]	[      X      ]
2PO-2	[            ]	[            ]	[      X      ]
2PO-3	[            ]	[            ]	[      X      ]
2B1	[            ]	[            ]	[      X      ]
2B2	[            ]	[            ]	[      X      ]
2B3	[            ]	[            ]	[      X      ]
2B4	[            ]	[            ]	[      X      ]
2B5	[            ]	[            ]	[      X      ]
2B6	[            ]	[            ]	[      X      ]
2AR	[            ]	[            ]	[      X      ]


Indicate by check mark if the registrant has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days

Yes   X		No
    ______       ______


Part I - Distribution Information

Item	1. Distribution and Pool Performance Information.

The description of the distribution and pool performance for the distribution period from July 2, 2006 to August 1, 2006 is provided below and in monthly statement attached as Exhibit 99.1 to this Form 10-D.



Distributions were made by the Trustee (on behalf of the issuing entity) to

Certificateholders pursuant to the Pooling and Servicing Agreement dated

February 1, 2006, filed with the Commission. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to

Certificateholders attached here to as Exhibit 99.1) are used as defined in the

Pooling and Servicing Agreement.



See the Pooling and Servicing Agreement, and the Prospectus Supplement dated

February 27, 2006, filed with the Commission on February 28, 2006, pursuant to

Rule 424(b)(5) of the Securities Act for a description of transaction parties,

calculation formulas, allocations and purposes of the distribution and pool performance information in the Monthly Statement.



Part II - Other Information

Item 2. Legal Proceeding.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Default Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Securityholders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
The unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended and the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the six months ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.

The unaudited condensed balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three and six month periods ended June 30, 2006 and June 30, 2005, the unaudited condensed statements of changes in shareholders' equity for the six month period ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the six month periods ended June 30, 2006 and June 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit 99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.


Item 8. Other Information.
None.



Item 9. Exhibits.
99.2 Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended and the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the six months ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.

99.3 Copy of the unaudited condensed balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three and six month periods ended June 30, 2006 and June 30, 2005, the unaudited condensed statements of changes in shareholders' equity for the six month period ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the six month periods ended June 30, 2006 and June 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit
99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.


Exhibit No.  Description
__________   ___________

99.1 Monthly Statement to Certificateholders

99.2 Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended and the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the six months ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.

99.3 Copy of the unaudited condensed balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three and six month periods ended June 30, 2006 and June 30, 2005, the unaudited condensed statements of changes in shareholders' equity for the six month period ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the six month periods ended June 30, 2006 and June 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit
99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.















                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Master Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned thereunto duly authorized.

                                Thomas J. Conway



                          By:
                          By:


                          By:
                                ______________________
                          Name:
                          Title:  Senior Vice President



Dated: August 25, 2006













                                 EXHIBIT INDEX



Exhibit

99.1 Monthly Statement to Certificateholders

99.2 Copy of the unaudited condensed consolidated balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed consolidated statement of operations and comprehensive income for the three months ended and the six months ended June 30, 2006 and June 30, 2005, the unaudited condensed consolidated statements of changes in shareholder's equity for the six months ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2006 and June 30, 2005, all of XL Capital Assurance Inc. and its subsidiary, are incorporated herein by reference from Exhibit 99.1 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.

99.3 Copy of the unaudited condensed balance sheets as of June 30, 2006 and December 31, 2005, the unaudited condensed statements of income and comprehensive income for the three and six month periods ended June 30, 2006 and June 30, 2005, the unaudited condensed statements of changes in shareholders' equity for the six month period ended June 30, 2006 and for the year ended December 31, 2005, and the unaudited condensed statements of cash flows for the six month periods ended June 30, 2006 and June 30, 2005, all of XL Financial Assurance Ltd., are incorporated herein by reference from Exhibit
99.2 in XL Capital Ltd's Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2006, as filed with the Commission on August 9, 2006.